UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ivory Investment Management, L.P.
           --------------------------------------------------
Address:   11755 Wilshire Blvd., Suite 1350
           --------------------------------------------------
           Los Angeles, CA  90025
           --------------------------------------------------

Form 13F File Number:  028-06191
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher T. Winkler
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     310-899-7300
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Christopher T. Winkler          Los Angeles, CA           2/13/07
--------------------------   ------------------------------  ----------
[Signature]                         [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             49
                                               -------------

Form 13F Information Table Value Total:         $ 2,272,448
                                               -------------
                                               (in thousands)


List of Other Included Managers:

No. 13F File Number Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                      Form 13F INFORMATION TABLE


              COLUMN 1            COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5           COLUMN 6      COLUMN 7           COLUMN 8
--------------------------------- -------- --------- -------- -----------------   ----------------  -------- ----------------------
                                  TITLE OF           VALUE    SHRS/      SH/      PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER                 CLASS   CUSIP    (x$1000) PRN AMT     PRN      CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
--------------------------------- ------- --------  -------- -------  ---------   ----  ----------  -------- --------- ------  ----
ALLSCRIPTS HEALTHCARE SOLUT        COM    01988P108   26,990    SH    1,000,000            Sole        0     1,000,000   0
----------------------------------------------------------------------------------------------------------------------------------
AMR CORP                           COM    001765106   79,550    SH    2,631,500            Sole        0     2,631,500   0
----------------------------------------------------------------------------------------------------------------------------------
BEA SYS INC                        COM    073325102   56,862    SH    4,520,002            Sole        0     4,520,002   0
----------------------------------------------------------------------------------------------------------------------------------
BEAZER HOMES USA INC               COM    07556Q105   34,082    SH      725,000            Sole        0       725,000   0
----------------------------------------------------------------------------------------------------------------------------------
BIG LOTS INC                       COM    089302103   22,920    SH    1,000,000            Sole        0     1,000,000   0
----------------------------------------------------------------------------------------------------------------------------------
BURLINGTON NORTHERN SANTA FE C     COM    12189T104   13,286    SH      180,000            Sole        0       180,000   0
----------------------------------------------------------------------------------------------------------------------------------
CERADYNE INC                       COM    156710105   56,500    SH    1,000,000            Sole        0     1,000,000   0
----------------------------------------------------------------------------------------------------------------------------------
CORPORATE EXECUTIVE BRD CO         COM    21988R102   43,850    SH      500,000            Sole        0       500,000   0
----------------------------------------------------------------------------------------------------------------------------------
COVENTRY HEALTH CARE INC           COM    222862104   34,785    SH      695,000            Sole        0       695,000   0
----------------------------------------------------------------------------------------------------------------------------------
CSK AUTO CORP                      COM    125965103   13,720    SH      800,000            Sole        0       800,000   0
----------------------------------------------------------------------------------------------------------------------------------
CVS CORP                           COM    126650100  154,550    SH    5,000,000            Sole        0     5,000,000   0
----------------------------------------------------------------------------------------------------------------------------------
DOLLAR GEN CORP                    COM    256669102   38,544    SH    2,400,000            Sole        0     2,400,000   0
----------------------------------------------------------------------------------------------------------------------------------
ENSCO INTL INC                     COM    26874Q100   61,158    SH    1,221,700            Sole        0     1,221,700   0
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED DEPT STORES INC DE       COM    31410H101   64,058    SH    1,680,000            Sole        0     1,680,000   0
----------------------------------------------------------------------------------------------------------------------------------
FIRST DATA CORP                    COM    319963104   81,942    SH    3,210,900            Sole        0     3,210,900   0
----------------------------------------------------------------------------------------------------------------------------------
FIRST SOLAR INC                    COM    336433107    6,804    SH      228,000            Sole        0       228,000   0
----------------------------------------------------------------------------------------------------------------------------------
FORT MTR CO DEL                  COM PAR  345370860   27,782    SH    3,699,300            Sole        0     3,699,300   0
                                  $0.01
----------------------------------------------------------------------------------------------------------------------------------
FORD MTR CO 4.25% DEL 12/15/2036  4.250%  345370CF5   32,203    PRN  30,000,000            Sole        0    30,000,000   0
                                  NOTE
                                  12/1
-----------------------------------------------------------------------------------------------------------------------------------
FURNITURE BRANDS INTL INC          COM    360921100   32,460    SH    2,000,000            Sole        0     2,000,000   0
----------------------------------------------------------------------------------------------------------------------------------
HEALTH NET INC                     COM    42222G108   33,429    SH      687,000            Sole        0       687,000   0
----------------------------------------------------------------------------------------------------------------------------------
HERBALIFE LTD                    COM USD  G4412G101    8,032    SH      200,000            Sole        0       200,000   0
                                   SHS
----------------------------------------------------------------------------------------------------------------------------------
HILLENBRAND INDS INC               COM    431573104  103,795    SH    1,823,199            Sole        0     1,823,199   0
----------------------------------------------------------------------------------------------------------------------------------
HOSPIRA INC                        COM    441060100  122,679    SH    3,653,344            Sole        0     3,653,344   0
----------------------------------------------------------------------------------------------------------------------------------
INFINEON TECHNOLOGIES AG        SPONSORED 45662N103   25,606    SH    1,825,100            Sole        0     1,825,100   0
                                   ADR
----------------------------------------------------------------------------------------------------------------------------------
INNOPHOS HOLDINGS INC              COM    45774N108   22,020    SH    1,500,000            Sole        0     1,500,000   0
----------------------------------------------------------------------------------------------------------------------------------
KBR INC                            COM    48242W106    5,886    SH      225,000            Sole        0       225,000   0
----------------------------------------------------------------------------------------------------------------------------------
LAMAR ADVERTISING CO               CL A   512815101    4,904    SH       75,000            Sole        0        75,000   0
----------------------------------------------------------------------------------------------------------------------------------
LCA-VISION INC             COM PAR $.001  501803308   17,180    SH      500,000            Sole        0       500,000   0
----------------------------------------------------------------------------------------------------------------------------------
M D C HLDGS INC                    COM    552676108   34,589    SH      606,299            Sole        0       606,299   0
----------------------------------------------------------------------------------------------------------------------------------
NAVTEQ CORP                        COM    63936L100   29,725    SH      850,000            Sole        0       850,000   0
----------------------------------------------------------------------------------------------------------------------------------
NETEASE COM INC                 SPONSORED 64110W102   57,533    SH    3,078,279            Sole        0     3,078,279   0
                                   ADR
----------------------------------------------------------------------------------------------------------------------------------
NEW CENTURY FINANCIAL CORP         COM    6435EV108   28,431    SH      900,000            Sole        0       900,000   0
----------------------------------------------------------------------------------------------------------------------------------
NOKIA CORP                      SPONSORED 654902204   60,960    SH    3,000,000            Sole        0     3,000,000   0
                                   ADR
----------------------------------------------------------------------------------------------------------------------------------
NORFOLK SOUTHERN CORP              COM    655844108   15,087    SH      300,000            Sole        0       300,000   0
----------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC                   COM NEW  629377508   11,202    SH      200,000            Sole        0       200,000   0
----------------------------------------------------------------------------------------------------------------------------------
NVIDIA CORP                        COM    67066G104   65,029    SH    1,757,075            Sole        0     1,757,075   0
----------------------------------------------------------------------------------------------------------------------------------
OMNICARE INC                       COM    681904108   36,119    SH      935,000            Sole        0       935,000   0
----------------------------------------------------------------------------------------------------------------------------------
OSHKOSH TRUCK CORP                 COM    688239201   24,210    SH      500,000            Sole        0       500,000   0
----------------------------------------------------------------------------------------------------------------------------------
PALM INC                           OTC    696642103   15,234    SH    1,081,200            Sole        0     1,081,200   0
                                 EQUITY
----------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC                       COM    747525103   68,022    SH    1,800,000            Sole        0     1,800,000   0
----------------------------------------------------------------------------------------------------------------------------------
RADISYS CORP                       COM    750459109    9,169    SH      550,000            Sole        0       550,000   0
----------------------------------------------------------------------------------------------------------------------------------
ROWAN COS INC                      COM    779382100   58,130    SH    1,750,900            Sole        0     1,750,900   0
----------------------------------------------------------------------------------------------------------------------------------
SEAGATE TECHNOLOGY                 SHS    G7945J104   72,391    SH    2,731,730            Sole        0     2,731,730   0
----------------------------------------------------------------------------------------------------------------------------------
SPIRIT AEROSYSTEMS HLDGS INC       COM    848574109   77,379    SH    2,311,900            Sole        0     2,311,900   0
----------------------------------------------------------------------------------------------------------------------------------
STRATEX NETWORKS INC               COM    86279T109    1,535    SH      317,789            Sole        0       317,789   0
----------------------------------------------------------------------------------------------------------------------------------
TEXAS INSTRS INC                   COM    882508104   30,174    SH    1,047,700            Sole        0     1,047,700   0
----------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC             COM    91324P102  109,072    SH    2,030,000            Sole        0     2,030,000   0
----------------------------------------------------------------------------------------------------------------------------------
VERISIGN INC                       COM    92343E102  119,649    SH    4,975,000            Sole        0     4,975,000   0
----------------------------------------------------------------------------------------------------------------------------------
YAHOO INC                          FRNT   984332106  123,231    SH    4,825,000            Sole        0     4,825,000   0
----------------------------------------------------------------------------------------------------------------------------------